Guarantor Non-Guarantor Subsidiary Financial Information Level 4 (Details) - Consolidating Statement of Operations - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net sales	$ 4,140	$ 5,137	$ 4,890
Cost of sales	3,540	4,576	4,282
Gross profit	600	561	608
Selling, general and administrative expense	306	399	304
Asset and goodwill impairment	6	5	181
Business realignment costs	16	47	21
Other operating expense (income), net	12	(8)	1
Operating income	260	118	101
Interest expense, net	326	308	303
Intercompany interest expense (income)	0	0	0
Gain (loss) on extinguishment of debt	41	0	(6)
Other non-operating (income) expense, net	(3)	32	2
(Loss) income from continuing operations before income tax and earnings from unconsolidated entities	(22)	(222)	(210)
Income tax (benefit) expense	34	22	379
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest	56	244	589
Earnings from unconsolidated entities, net of taxes	17	20	17
Net income from continuing operations		(224)	(572)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(39)	(224)	(572)
Net Income (Loss) Attributable to Noncontrolling Interest	(1)	1	1
Net income	(40)	(223)	(571)
Comprehensive income (loss)	(128)	(280)	(583)
Momentive Specialty Chemicals Inc. [Member]
Net sales	1,715	2,259	2,176
Cost of sales	1,528	2,001	1,868
Gross profit	187	258	308
Selling, general and administrative expense	134	102	76
Asset and goodwill impairment	0	0	53
Business realignment costs	7	31	12
Other operating expense (income), net	16	(11)	(1)
Operating income	30	136	168
Interest expense, net	317	300	296
Intercompany interest expense (income)	(80)	(92)	(103)
Gain (loss) on extinguishment of debt	41		(4)
Other non-operating (income) expense, net	94	101	(45)
(Loss) income from continuing operations before income tax and earnings from unconsolidated entities	(260)	(173)	16
Income tax (benefit) expense	(2)	(6)	361
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest	(258)	167	345
Earnings from unconsolidated entities, net of taxes	218	(56)	(226)
Net income from continuing operations		(223)	(571)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(40)
Net Income (Loss) Attributable to Noncontrolling Interest	0	0	0
Net income	(40)	(223)	(571)
Comprehensive income (loss)	(128)	(280)	(583)
Combined Subsidiary Guarantors [Member]
Net sales	0	0	0
Cost of sales	0	0	0
Gross profit	0	0	0
Selling, general and administrative expense	0	0	0
Asset and goodwill impairment	0	0	0
Business realignment costs	0	0	0
Other operating expense (income), net	0	(4)	(1)
Operating income	0	4	1
Interest expense, net	0	0	0
Intercompany interest expense (income)	0	(1)	(1)
Gain (loss) on extinguishment of debt	0		0
Other non-operating (income) expense, net	0	0	0
(Loss) income from continuing operations before income tax and earnings from unconsolidated entities	0	5	2
Income tax (benefit) expense	0	0	0
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest	0	(5)	(2)
Earnings from unconsolidated entities, net of taxes	132	31	(170)
Net income from continuing operations		36	(168)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	132
Net Income (Loss) Attributable to Noncontrolling Interest	0	0	0
Net income	132	36	(168)
Comprehensive income (loss)	133	35	(169)
Combined Non-Guarantor Subsidiaries [Member]
Net sales	2,603	3,109	2,919
Cost of sales	2,190	2,806	2,619
Gross profit	413	303	300
Selling, general and administrative expense	172	297	228
Asset and goodwill impairment	6	5	128
Business realignment costs	9	16	9
Other operating expense (income), net	(4)	7	3
Operating income	230	(22)	(68)
Interest expense, net	9	8	7
Intercompany interest expense (income)	80	93	104
Gain (loss) on extinguishment of debt	0		(2)
Other non-operating (income) expense, net	(97)	(69)	47
(Loss) income from continuing operations before income tax and earnings from unconsolidated entities	238	(54)	(228)
Income tax (benefit) expense	36	28	18
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest	(202)	82	246
Earnings from unconsolidated entities, net of taxes	1	5	4
Net income from continuing operations		(77)	(242)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	203
Net Income (Loss) Attributable to Noncontrolling Interest	(1)	1	1
Net income	202	(76)	(241)
Comprehensive income (loss)	156	(81)	(258)
Eliminations [Member]
Net sales	(178)	(231)	(205)
Cost of sales	(178)	(231)	(205)
Gross profit	0	0	0
Selling, general and administrative expense	0	0	0
Asset and goodwill impairment	0	0	0
Business realignment costs	0	0	0
Other operating expense (income), net	0	0	0
Operating income	0	0	0
Interest expense, net	0	0	0
Intercompany interest expense (income)	0	0	0
Gain (loss) on extinguishment of debt	0		0
Other non-operating (income) expense, net	0	0	0
(Loss) income from continuing operations before income tax and earnings from unconsolidated entities	0	0	0
Income tax (benefit) expense	0	0	0
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest	0	0	0
Earnings from unconsolidated entities, net of taxes	(334)	40	409
Net income from continuing operations		40	409
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(334)
Net Income (Loss) Attributable to Noncontrolling Interest	0	0	0
Net income	(334)	40	409
Comprehensive income (loss)	$ (289)	$ 46	$ 427